Distribution Date: Nov 27, 2006
DISTRIBUTION PACKAGE
Contact:
J.P. MORGAN ALTERNATIVE LOAN TRUST 2006-A5
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any Certificateholder.
While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
60 Livingston Ave, St. Paul, MN 55107
www.usbank.com
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
N/A
Countrywide Home Loans Servicing LP; Greenpoint Mortgage
Funding Inc.; JPMorgan Chase Bank, N.A.; PHH Mortgage
Corporation; U.S. Central Federal Credit Union
October 25, 2006
September 28, 2006
September 01, 2006
J.P. Morgan Securities Inc
- Payment Date Statement

- Remittance Summary Group

- Mortgage Loan Characteristics

- Delinquency Report

- Delinquency History Report - Six Months

- CPR/CDR History Report - Six Months

- Bankruptcy Loan Detail Report

- Foreclosure Loan Detail Report

- REO Loan Detail Report

- Prepayment & Liquidation Loan Detail Report

- Material Modifications Loan Detail Report

- Material Breaches Loan Detail Report

Contact:
Samil Sengil
Account Administrator
(651) 495-3878
Samil.Sengil@usbank.com
Distribution Date
27-Nov-06
Determination Date 17-Nov-06 Accrual Periods: Begin End
Record Date - Fixed Rate Certificates 31-Oct-06 Libor Certificates, 2-A-3 10/25/2006 11/26/2006
Record Date - LIBOR, 2-A-3 Certificates 24-Nov-06 Fixed Rate Certificates 10/1/2006 10/31/2006
Payment Detail:
Pass
Realized
Through
Original
Beginning
Principal
Interest
Total
Losses/
Ending
Class
Rate (1)
Balance
Balance
Paid
Paid
Paid
Writedown
Balance (2)
1-A-1 5.48000% $220,000,000.00 $218,039,251.06 $5,620,144.05 $995,712.58 $6,615,856.63 $0.00 $212,419,107.01
1-A-2 5.38000% $166,016,000.00 $163,494,949.22 $7,226,151.30 $733,002.36 $7,959,153.66 $0.00 $156,268,797.92
1-A-3 5.48000% $53,113,000.00 $53,113,000.00 $0.00 $242,549.37 $242,549.37 $0.00 $53,113,000.00
1-A-4 5.56000% $63,738,000.00 $63,738,000.00 $0.00 $295,319.40 $295,319.40 $0.00 $63,738,000.00
1-A-5 5.54000% $55,875,000.00 $55,377,014.33 $1,427,388.85 $255,657.22 $1,683,046.07 $0.00 $53,949,625.48
1-M-1 5.63000% $14,900,000.00 $14,900,000.00 $0.00 $69,905.83 $69,905.83 $0.00 $14,900,000.00
1-M-2 5.75000% $8,940,000.00 $8,940,000.00 $0.00 $42,837.50 $42,837.50 $0.00 $8,940,000.00
1-B-1 6.12811% $4,470,000.00 $4,470,000.00 $0.00 $23,914.50 $23,914.50 $0.00 $4,470,000.00
1-B-2 6.12811% $2,980,000.00 $2,980,000.00 $0.00 $18,178.00 $18,178.00 $0.00 $2,980,000.00
2-A-1 5.55000% $95,185,000.00 $93,819,023.65 $1,365,976.35 $433,912.98 $1,799,889.33 $0.00 $92,453,047.30
2-A-2 5.55000% $5,855,000.00 $5,770,976.35 $84,023.65 $26,690.77 $110,714.42 $0.00 $5,686,952.70
2-A-3 5.55000% $113,641,000.00 $111,753,513.81 $5,741,794.98 $516,860.00 $6,258,654.98 $0.00 $106,011,718.83
2-A-4 5.85000% $85,729,000.00 $85,729,000.00 $0.00 $417,928.88 $417,928.88 $0.00 $85,729,000.00
2-A-5 5.85000% $10,312,000.00 $10,312,000.00 $0.00 $50,271.00 $50,271.00 $0.00 $10,312,000.00
2-A-6 5.80000% $34,492,000.00 $34,492,000.00 $0.00 $166,711.33 $166,711.33 $0.00 $34,492,000.00
2-A-7 5.85000% $27,131,000.00 $27,131,000.00 $0.00 $132,263.63 $132,263.63 $0.00 $27,131,000.00
2-A-8 6.00000% $21,871,000.00 $21,674,960.95 $422,435.50 $108,374.80 $530,810.30 $0.00 $21,252,525.45
2-M-1 6.05000% $9,168,000.00 $9,168,000.00 $0.00 $46,222.00 $46,222.00 $0.00 $9,168,000.00
2-M-2 6.30000% $5,625,000.00 $5,625,000.00 $0.00 $29,531.25 $29,531.25 $0.00 $5,625,000.00
2-B-1 6.50000% $2,501,000.00 $2,501,000.00 $0.00 $13,547.08 $13,547.08 $0.00 $2,501,000.00
2-B-2 6.50000% $2,083,000.00 $2,083,000.00 $0.00 $11,282.92 $11,282.92 $0.00 $2,083,000.00
A-R N/A $100.00 $0.00 $0.00 $0.00 $0.00 N/A $0.00
1-P N/A $100.00 $100.00 $0.00 $0.00 $0.00 N/A $100.00
2-P N/A $100.00 $100.00 $0.00 $0.00 $0.00 N/A $100.00
1-CE N/A $5,959,981.75 $5,959,981.75 $0.00 $646,940.82 $646,940.82 $0.00 $5,959,981.75
2-CE N/A $3,126,073.62 $3,126,073.62 $0.00 $384,767.57 $384,767.57 $0.00 $3,126,073.62
Totals: $1,012,711,355.37 $1,004,197,944.74 $21,887,914.68 $5,662,381.79 $27,550,296.47 $0.00 $982,310,030.06
(1) Reflects the application of Net Funds Cap
Amounts Per 1,000:
Realized
Beginning
Principal
Interest
Losses/
Ending
Class
Cusip
Balance
Paid
Paid
Writedown
Balance
Index
Value
1-A-1 466284AA4 $991.08750482 $25.54610932 $4.52596627 $0.00000000 $965.54139550 LIBOR 5.32000%
1-A-2 466284AB2 $984.81441078 $43.52683657 $4.41525130 $0.00000000 $941.28757421 SWAP LIBOR 5.32000%
1-A-3 466284AC0 $1,000.00000000 $0.00000000 $4.56666673 $0.00000000 $1,000.00000000
1-A-4 466284AD8 $1,000.00000000 $0.00000000 $4.63333333 $0.00000000 $1,000.00000000
1-A-5 466284AE6 $991.08750479 $25.54610917 $4.57552072 $0.00000000 $965.54139562
1-M-1 466284AF3 $1,000.00000000 $0.00000000 $4.69166644 $0.00000000 $1,000.00000000
1-M-2 466284AG1 $1,000.00000000 $0.00000000 $4.79166667 $0.00000000 $1,000.00000000
1-B-1 466284AH9 $1,000.00000000 $0.00000000 $5.35000000 $0.00000000 $1,000.00000000
1-B-2 466284AJ5 $1,000.00000000 $0.00000000 $6.10000000 $0.00000000 $1,000.00000000
2-A-1 466284AL0 $985.64924778 $14.35075222 $4.55862772 $0.00000000 $971.29849556
2-A-2 466284AM8 $985.64924851 $14.35075149 $4.55862852 $0.00000000 $971.29849701
2-A-3 466284AN6 $983.39079918 $50.52573437 $4.54818243 $0.00000000 $932.86506481
2-A-4 466284AP1 $1,000.00000000 $0.00000000 $4.87500006 $0.00000000 $1,000.00000000
2-A-5 466284AQ9 $1,000.00000000 $0.00000000 $4.87500000 $0.00000000 $1,000.00000000
2-A-6 466284AR7 $1,000.00000000 $0.00000000 $4.83333324 $0.00000000 $1,000.00000000
2-A-7 466284AS5 $1,000.00000000 $0.00000000 $4.87500018 $0.00000000 $1,000.00000000
2-A-8 466284AT3 $991.03657583 $19.31486900 $4.95518266 $0.00000000 $971.72170683
2-M-1 466284AV8 $1,000.00000000 $0.00000000 $5.04166667 $0.00000000 $1,000.00000000
2-M-2 466284AW6 $1,000.00000000 $0.00000000 $5.25000000 $0.00000000 $1,000.00000000
2-B-1 466284AX4 $1,000.00000000 $0.00000000 $0.00000000 $0.00000000 $0.00000000
2-B-2 466284AY2 $1,000.00000000 $0.00000000 $0.00000000 $0.00000000 $0.00000000
A-R 466284BA3 $0.00000000 $0.00000000 $0.00000000 $0.00000000 $0.00000000
1-P 466284BB1 $1,000.00000000 $0.00000000 $0.00000000 $0.00000000 $1,000.00000000
2-P 466284BC9 $1,000.00000000 $0.00000000 $0.00000000 $0.00000000 $1,000.00000000
1-CE 466284BD7 $1,000.00000000 $0.00000000 $108.54744983 $0.00000000 $1,000.00000000
2-CE 466284BE5 $1,000.00000000 $0.00000000 $123.08333609 $0.00000000 $0.00000000
J.P. MORGAN ALTERNATIVE LOAN TRUST 2006-A5
MORTGAGE PASS-THROUGH CERTIFICATES
REVISED STATEMENT TO CERTIFICATEHOLDERS
Contact:
Samil Sengil
Account Administrator
(651) 495-3878
Samil.Sengil@usbank.com
Distribution Date
27-Nov-06
J.P. MORGAN ALTERNATIVE LOAN TRUST 2006-A5
MORTGAGE PASS-THROUGH CERTIFICATES
REVISED STATEMENT TO CERTIFICATEHOLDERS
Interest Detail:
Index +
Interest
Allocation of
Total
Cumulative
Margin or
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Basis Risk
Interest
Interest
Class
Fix Rate
PT Rate (1)
Relief Act
Paid
Unpaid
Paid (2)
Shortfall
1-A-1 5.48000% $995,712.58 $0.00 $0.00 $0.00 $0.00 $995,712.58 $0.00
1-A-2 5.38000% $733,002.36 $0.00 $0.00 $0.00 $0.00 $733,002.36 $0.00
1-A-3 5.48000% $242,549.37 $0.00 $0.00 $0.00 $0.00 $242,549.37 $0.00
1-A-4 5.56000% $295,319.40 $0.00 $0.00 $0.00 $0.00 $295,319.40 $0.00
1-A-5 5.54000% $255,657.22 $0.00 $0.00 $0.00 $0.00 $255,657.22 $0.00
1-M-1 5.63000% $69,905.83 $0.00 $0.00 $0.00 $0.00 $69,905.83 $0.00
1-M-2 5.75000% $42,837.50 $0.00 $0.00 $0.00 $0.00 $42,837.50 $0.00
1-B-1 6.42000% $22,827.20 $0.00 $1,087.30 $1,087.30 $0.00 $23,914.50 $0.00
1-B-2 7.32000% $15,218.13 $0.00 $2,959.87 $2,959.87 $0.00 $18,178.00 $0.00
2-A-1 5.55000% $433,912.98 $0.00 $0.00 $0.00 $0.00 $433,912.98 $0.00
2-A-2 5.55000% $26,690.77 $0.00 $0.00 $0.00 $0.00 $26,690.77 $0.00
2-A-3 5.55000% $516,860.00 $0.00 $0.00 $0.00 $0.00 $516,860.00 $0.00
2-A-4 5.85000% $417,928.88 $0.00 $0.00 $0.00 $0.00 $417,928.88 $0.00
2-A-5 5.85000% $50,271.00 $0.00 $0.00 $0.00 $0.00 $50,271.00 $0.00
2-A-6 5.80000% $166,711.33 $0.00 $0.00 $0.00 $0.00 $166,711.33 $0.00
2-A-7 5.85000% $132,263.63 $0.00 $0.00 $0.00 $0.00 $132,263.63 $0.00
2-A-8 6.00000% $108,374.80 $0.00 $0.00 $0.00 $0.00 $108,374.80 $0.00
2-M-1 6.05000% $46,222.00 $0.00 $0.00 $0.00 $0.00 $46,222.00 $0.00
2-M-2 6.30000% $29,531.25 $0.00 $0.00 $0.00 $0.00 $29,531.25 $0.00
2-B-1 6.50000% $13,547.08 $0.00 $0.00 $0.00 $0.00 $13,547.08 $0.00
2-B-2 6.50000% $11,282.92 $0.00 $0.00 $0.00 $0.00 $11,282.92 $0.00
(1) Includes interest shortfalls from previous payments dates plus interest thereon
(2) Includes Deferred Amounts
Contact:
Samil Sengil
Account Administrator
(651) 495-3878
Samil.Sengil@usbank.com
Distribution Date
27-Nov-06
J.P. MORGAN ALTERNATIVE LOAN TRUST 2006-A5
MORTGAGE PASS-THROUGH CERTIFICATES
REVISED STATEMENT TO CERTIFICATEHOLDERS
Supplemental Interest Trust:
Reconciliation:
Available funds (A):
Swap Notional Balance 578,480,370.26 Servicer remittance 27,552,943.95
Funds from A-R Reserve Fund 0.00
Beginning Balance 62,577.17 Funds from P Reserve Funds 0.00
Deposit 153,457.99 Net Payments to Trust from Swap Counterparty 153,457.99
Withdrawal to cover Realized Losees 0.00 27,706,401.94
Withdrawal to cover Current/Carryforward Interest 0.00
Withdrawal to cover Basis Risk Shortfalls 4,047.17 Distributions (B):
Withdrawal to Unpaid Realized Loss Amounts allocated 0.00 Securities Administrator Fee (Master Servicer Fee included as a portion of SA Fee) 6,694.65
Ending Balance 211,987.99 Deposit to Swap Trust 149,410.82
Net Payments to Counterparty from Swap Trust 0.00
Miscellaneous:
Total interest distributed 5,662,381.79
Servicing Fee retained 0.00 Total principal distributed 21,887,914.68
Current Advances 0.00 27,706,401.94
Applicable mortgage insurance policy premium paybable by any Servicer 0.00
(A) - (B): 0.00
Rate Info:
Group 1
Group 2
Net Mortgage Rate 6.7489% 6.7992%
Pool Net WAC (Pool 1 adjusted for Actual Days) 6.1281% 6.7992%
ACCOUNT ACTIVITY
Contact:
Samil Sengil
Account Administrator
(651) 495-3878
Samil.Sengil@usbank.com
Distribution Date
27-Nov-06
J.P. MORGAN ALTERNATIVE LOAN TRUST 2006-A5
MORTGAGE PASS-THROUGH CERTIFICATES
REVISED STATEMENT TO CERTIFICATEHOLDERS
Trigger Event:
Stepdown Date:
Relevant information: Relevant information:
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs 791,046.59 Senior Enhancement Percentage 6.303%
B) Ending Collateral Balance 576,738,512.16 Senior Enhancement Percentage for purposes of Stepdown 5.425%
C) Current Delinquency Rate (A/B) 0.137%
D) Applicable % 2.521% 1) later of (x) October 2009 NO
(y) Date when Senior Enh % >= 12.50% NO
E) Cumulative Realized Losses 0.00
NO
F) Original Collateral Balance 595,991,981.75
G) Cumulative Loss % ( E / F) 0.000%
H) Applicable Cumulative Loss Limit % 100.000%
Overcollateralization:
A Trigger Event will occur if either (1) or (2) is True: Ending Overcollateralization Amount 5,959,981.75
1) Delinquency Rate equals or exceeds applicable limit (C > = D). NO Target Overcollateralization Amount 5,959,981.75
2) Cumulative Loss % exceeds applicable limit (G > H). NO Ending Overcollateralization deficiency amount 0.00
NO
Overcollateralization release amount 0.00
Excess interest distributions:
Excess available interest (A): 646,940.82
1) as additional principal to certificates 0.00
2) Unpaid Realized Loss Amounts 0.00
3) Basis Risk Shortfall Amounts 0.00
5) Remaining Amounts to 1-CE 646,940.82
(B): 646,940.82
(A)-(B): 0.00
FAIL?: 0
Trigger Event:
Stepdown Date:
Relevant information: Relevant information:
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs 131,651.23 Senior Enhancement Percentage 5.446%
B) Ending Collateral Balance 405,571,317.90 Senior Enhancement Percentage for purposes of Stepdown 4.778%
C) Current Delinquency Rate (A/B) 0.032%
D) Applicable % 2.178% 1) later of (x) October 2009 NO
(y) Date when Senior Enh % >= 10.80% NO
E) Cumulative Realized Losses 0.00
NO
F) Original Collateral Balance 416,719,073.62
G) Cumulative Loss % ( E / F) 0.000%
H) Applicable Cumulative Loss Limit % 100.000%
Overcollateralization:
A Trigger Event will occur if either (1) or (2) is True: Ending Overcollateralization Amount $3,126,073.62
1) Delinquency Rate equals or exceeds applicable limit (C > = D). NO Target Overcollateralization Amount $3,126,073.62
2) Cumulative Loss % exceeds applicable limit (G > H). NO Ending Overcollateralization deficiency amount 0.00
NO
Overcollateralization release amount 0.00
Excess interest distributions:
Excess available interest (A): 384,767.57
1) as additional principal to certificates 0.00
2) Unpaid Realized Loss Amounts 0.00
3) Basis Risk Shortfall Amounts 0.00
5) Remaining Amounts to 2-CE 384,767.57
(B): 384,767.57
(A)-(B): 0.00
CREDIT ENHANCEMENT AND TRIGGERS - Pool 2
CREDIT ENHANCEMENT AND TRIGGERS - Pool 1
Distribution Date: Nov 27, 2006
COLLATERAL / REMITTANCE SUMMARY - GROUP
Contact:
J.P. MORGAN ALTERNATIVE LOAN TRUST 2006-A5
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
TOTAL
Group 1
Group 2
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST (A+B+C+D):
BLANK
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Net Recoveries
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
1,004,197,744.74
21,887,914.68
0.00
982,309,830.06
94,340.02
20,626,690.62
1,166,884.04
0.00
0.00
21,887,914.68
5,899,708.84
234,679.57
0.00
0.00
0.00
0.00
0.00
5,665,029.27
0.00
0.00
27,552,943.95
2,406
2,361
0.9699803560
7.05006%
6.76962%
11.93343%
0.00
0.00
0.00
0.00
0.00
0
0
0.00
0.00
234,679.57
0.00
0.00
0.00
0.00
0.00
591,012,196.36
14,273,684.20
0.00
576,738,512.16
59,488.32
13,474,287.16
739,908.72
0.00
0.00
14,273,684.20
3,472,079.18
148,168.69
0.00
0.00
0.00
0.00
0.00
3,323,910.49
0.00
0.00
17,597,594.69
1,611
1,575
0.9676950862
7.04976%
6.74892%
12.02456%
0.00
0.00
0.00
0.00
0.00
0
0
0.00
0.00
148,168.69
0.00
0.00
0.00
0.00
0.00
413,185,548.38
7,614,230.48
0.00
405,571,317.90
34,851.70
7,152,403.46
426,975.32
0.00
0.00
7,614,230.48
2,427,629.66
86,510.88
0.00
0.00
0.00
0.00
0.00
2,341,118.78
0.00
0.00
9,955,349.26
795
786
0.9732487510
7.05048%
6.79923%
11.80308%
0.00
0.00
0.00
0.00
0.00
0
0
0.00
0.00
86,510.88
0.00
0.00
0.00
0.00
0.00

Distribution Date: Nov 27, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
J.P. MORGAN ALTERNATIVE LOAN TRUST 2006-A5
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
TOTAL
Group 1
Group 2
Count
Balance
%
Count
Balance
%
Count
Balance
%
0K to 99.99K
115 9,180,089.05 0.93% 89 7,088,298.72 1.23% 26 2,091,790.33 0.52%
100K to 199.99K
532 80,350,987.30 8.18% 406 61,316,823.44 10.63% 126 19,034,163.86 4.69%
200K to 299.99K
396 96,954,989.95 9.87% 324 79,406,824.38 13.77% 72 17,548,165.57 4.33%
300K to 399.99K
241 83,015,458.33 8.45% 182 62,699,080.98 10.87% 59 20,316,377.35 5.01%
400K to 499.99K
367 165,905,814.04 16.89% 207 92,728,903.64 16.08% 160 73,176,910.40 18.04%
500K to 599.99K
291 158,283,868.72 16.11% 160 87,249,367.10 15.13% 131 71,034,501.62 17.51%
600K to 699.99K
157 100,254,782.57 10.21% 84 53,648,482.68 9.30% 73 46,606,299.89 11.49%
700K to 799.99K
74 55,276,890.51 5.63% 42 31,491,769.87 5.46% 32 23,785,120.64 5.86%
800K to 899.99K
37 31,412,812.41 3.20% 16 13,387,569.89 2.32% 21 18,025,242.52 4.44%
900K to 999.99K
45 42,893,140.64 4.37% 24 22,806,860.79 3.95% 21 20,086,279.85 4.95%
1000K to 1099.99K
19 19,677,212.28 2.00% 5 5,265,176.34 0.91% 14 14,412,035.94 3.55%
1100K to 1199.99K
14 15,985,495.63 1.63% 5 5,644,086.04 0.98% 9 10,341,409.59 2.55%
1200K to 1299.99K
10 12,541,939.12 1.28% 5 6,248,856.13 1.08% 5 6,293,082.99 1.55%
1300K to 1399.99K
17 22,976,280.42 2.34% 5 6,757,365.43 1.17% 12 16,218,914.99 4.00%
1400K to 1499.99K
10 14,574,762.83 1.48% 3 4,407,693.62 0.76% 7 10,167,069.21 2.51%
1500K to 1599.99K
10 15,211,886.12 1.55% 5 7,711,886.12 1.34% 5 7,500,000.00 1.85%
1600K to 1699.99K
3 4,897,500.00 0.50% 2 3,287,500.00 0.57% 1 1,610,000.00 0.40%
1700K to 1799.99K
1 1,795,437.30 0.18% 0 0.00 0.00% 1 1,795,437.30 0.44%
1800K to 1899.99K
2 3,763,728.43 0.38% 0 0.00 0.00% 2 3,763,728.43 0.93%
1900K to 1999.99K
3 5,957,823.98 0.61% 2 3,966,823.98 0.69% 1 1,991,000.00 0.49%
2000K to 2099.99K
1 2,000,000.00 0.20% 1 2,000,000.00 0.35% 0 0.00 0.00%
2100K to 2199.99K
2 4,250,000.00 0.43% 1 2,120,000.00 0.37% 1 2,130,000.00 0.53%
2200K to 2299.99K
2 4,473,270.83 0.46% 1 2,200,000.00 0.38% 1 2,273,270.83 0.56%
2300K to 2399.99K
3 7,015,093.78 0.71% 1 2,302,544.83 0.40% 2 4,712,548.95 1.16%
2400K to 2499.99K
1 2,450,000.00 0.25% 1 2,450,000.00 0.42% 0 0.00 0.00%
2500K to 2599.99K
3 7,595,598.18 0.77% 2 5,087,598.18 0.88% 1 2,508,000.00 0.62%
2600K to 2699.99K
3 8,014,967.64 0.82% 1 2,665,000.00 0.46% 2 5,349,967.64 1.32%
2800K to 2899.99K
2 5,600,000.00 0.57% 1 2,800,000.00 0.49% 1 2,800,000.00 0.69%
Total
2,361
982,309,830.06
100.00%
1,575
576,738,512.16
100.00%
786
405,571,317.90
100.00%
Remaining Principal Balance
Balance

Distribution Date: Nov 27, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
J.P. MORGAN ALTERNATIVE LOAN TRUST 2006-A5
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
0.00M
20.00M
40.00M
60.00M
80.00M
100.00M
Group 1
Group 2
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K 800K to 899.99K
900K to 999.99K 1000K to 1099.99K 1100K to 1199.99K 1200K to 1299.99K 1300K to 1399.99K 1400K to 1499.99K 1500K to 1599.99K 1600K to 1699.99K 1700K to 1799.99K
1800K to 1899.99K 1900K to 1999.99K 2000K to 2099.99K 2100K to 2199.99K 2200K to 2299.99K 2300K to 2399.99K 2400K to 2499.99K 2500K to 2599.99K 2600K to 2699.99K
2800K to 2899.99K
Balance
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
5.00% - 5.49%
6 2,075,684.33 0.21% 6 2,075,684.33 0.36% 0 0.00 0.00%
5.50% - 5.99%
41 18,980,861.04 1.93% 37 15,954,862.04 2.77% 4 3,025,999.00 0.75%
6.00% - 6.49%
213 86,283,086.11 8.78% 170 65,707,665.27 11.39% 43 20,575,420.84 5.07%
6.50% - 6.99%
870 381,833,604.62 38.87% 517 197,767,558.68 34.29% 353 184,066,045.94 45.38%
7.00% - 7.49%
608 256,739,074.70 26.14% 390 137,300,462.78 23.81% 218 119,438,611.92 29.45%
7.50% - 7.99%
459 190,813,978.34 19.43% 323 121,835,088.83 21.12% 136 68,978,889.51 17.01%
8.00% - 8.49%
120 35,469,526.98 3.61% 101 29,254,526.55 5.07% 19 6,215,000.43 1.53%
8.50% - 8.99%
40 9,325,985.79 0.95% 30 6,699,308.68 1.16% 10 2,626,677.11 0.65%
9.00% - 9.49%
3 644,673.15 0.07% 0 0.00 0.00% 3 644,673.15 0.16%
10.00% - 10.49%
1 143,355.00 0.01% 1 143,355.00 0.02% 0 0.00 0.00%
Total
2,361
982,309,830.06
100.00%
1,575
576,738,512.16
100.00%
786
405,571,317.90
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 7.04%
Group 2 Weighted Average Rate: 7.05%

Distribution Date: Nov 27, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
J.P. MORGAN ALTERNATIVE LOAN TRUST 2006-A5
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2.00% - 2.99%
2,338 977,344,807.74 99.49% 1,559 573,769,919.28 99.49% 779 403,574,888.46 99.51%
3.00% - 3.99%
23 4,965,022.32 0.51% 16 2,968,592.88 0.51% 7 1,996,429.44 0.49%
Total
2,361
982,309,830.06
100.00%
1,575
576,738,512.16
100.00%
786
405,571,317.90
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 2.34%
Group 2 Weighted Average Margin: 2.28%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
0.00% - 0.99%
2,361 982,309,830.06 100.00% 1,575 576,738,512.16 100.00% 786 405,571,317.90 100.00%
Total
2,361
982,309,830.06
100.00%
1,575
576,738,512.16
100.00%
786
405,571,317.90
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 0.00%
Group 2 Weighted Average Lifetime Rate Floor: 0.00%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
7.00% - 7.99%
1 202,253.39 0.02% 1 202,253.39 0.04% 0 0.00 0.00%
10.00% - 10.99%
26 13,035,248.01 1.33% 22 10,009,249.01 1.74% 4 3,025,999.00 0.75%
11.00% - 11.99%
940 410,910,964.63 41.83% 547 207,348,787.47 35.95% 393 203,562,177.16 50.19%
12.00% - 12.99%
1,036 438,592,972.61 44.65% 680 249,608,178.22 43.28% 356 188,984,794.39 46.60%
13.00% - 13.99%
312 105,713,895.70 10.76% 282 96,360,221.50 16.71% 30 9,353,674.20 2.31%
14.00% - 14.99%
45 13,711,140.72 1.40% 42 13,066,467.57 2.27% 3 644,673.15 0.16%
15.00% - 15.99%
1 143,355.00 0.01% 1 143,355.00 0.02% 0 0.00 0.00%
Total
2,361
982,309,830.06
100.00%
1,575
576,738,512.16
100.00%
786
405,571,317.90
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 12.32%
Group 2 Weighted Average Lifetime Rate Ceiling: 12.05%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
6
489 126,454,200.84 12.87% 424 105,603,594.25 18.31% 65 20,850,606.59 5.14%
12
1,872 855,855,629.22 87.13% 1,151 471,134,917.91 81.69% 721 384,720,711.31 94.86%
Total
2,361
982,309,830.06
100.00%
1,575
576,738,512.16
100.00%
786
405,571,317.90
100.00%
Frequency of Interest Rate Adjustments
Months
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
6
489 126,454,200.84 12.87% 424 105,603,594.25 18.31% 65 20,850,606.59 5.14%
12
1,872 855,855,629.22 87.13% 1,151 471,134,917.91 81.69% 721 384,720,711.31 94.86%
Total
2,361
982,309,830.06
100.00%
1,575
576,738,512.16
100.00%
786
405,571,317.90
100.00%
Frequency of Payment Adjustments
Months

Distribution Date: Nov 27, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
J.P. MORGAN ALTERNATIVE LOAN TRUST 2006-A5
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
1 Year LIBOR
1,868 853,827,481.64 86.92% 1,150 470,932,664.52 81.65% 718 382,894,817.12 94.41%
1 Year Treasury or CMT
4 2,028,147.58 0.21% 1 202,253.39 0.04% 3 1,825,894.19 0.45%
6 Month LIBOR
489 126,454,200.84 12.87% 424 105,603,594.25 18.31% 65 20,850,606.59 5.14%
Total
2,361
982,309,830.06
100.00%
1,575
576,738,512.16
100.00%
786
405,571,317.90
100.00%
Indices
Index
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
59 15,280,392.54 1.56% 23 4,351,434.76 0.75% 36 10,928,957.78 2.69%
2 Units
59 24,114,545.31 2.45% 39 14,240,910.32 2.47% 20 9,873,634.99 2.43%
3 Units
19 7,931,704.44 0.81% 14 5,083,196.05 0.88% 5 2,848,508.39 0.70%
4 Units
32 11,500,219.25 1.17% 20 7,125,649.62 1.24% 12 4,374,569.63 1.08%
Condominium
232 70,172,536.37 7.14% 168 45,492,006.69 7.89% 64 24,680,529.68 6.09%
Cooperative
9 6,956,338.52 0.71% 4 1,308,544.21 0.23% 5 5,647,794.31 1.39%
High Rise Condo
19 8,815,580.25 0.90% 10 4,904,432.35 0.85% 9 3,911,147.90 0.96%
Low Rise Condo
147 49,931,864.72 5.08% 101 32,750,660.34 5.68% 46 17,181,204.38 4.24%
Mid Rise Condo
3 637,766.16 0.06% 3 637,766.16 0.11% 0 0.00 0.00%
Planned Unit Development
553 239,799,621.00 24.41% 370 141,777,352.82 24.58% 183 98,022,268.18 24.17%
Single Family
1,229 547,169,261.50 55.70% 823 319,066,558.84 55.32% 406 228,102,702.66 56.24%
Total
2,361
982,309,830.06
100.00%
1,575
576,738,512.16
100.00%
786
405,571,317.90
100.00%
Property Type
Type
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2005
6 2,384,245.38 0.24% 6 2,384,245.38 0.41% 0 0.00 0.00%
2006
2,355 979,925,584.68 99.76% 1,569 574,354,266.78 99.59% 786 405,571,317.90 100.00%
Total
2,361
982,309,830.06
100.00%
1,575
576,738,512.16
100.00%
786
405,571,317.90
100.00%
Year of First Payment Date
Year
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
10.00%-14.99%
3 4,696,753.12 0.48% 1 964,000.00 0.17% 2 3,732,753.12 0.92%
0.00%- 4.99%
2,333 956,825,268.15 97.41% 1,562 568,893,523.37 98.64% 771 387,931,744.78 95.65%
5.00%- 9.99%
25 20,787,808.79 2.12% 12 6,880,988.79 1.19% 13 13,906,820.00 3.43%
Total
2,361
982,309,830.06
100.00%
1,575
576,738,512.16
100.00%
786
405,571,317.90
100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 1
Group 2 Weighted Average LTV: 1

Distribution Date: Nov 27, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
J.P. MORGAN ALTERNATIVE LOAN TRUST 2006-A5
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
337 - 360
2,361 982,309,830.06 100.00% 1,575 576,738,512.16 100.00% 786 405,571,317.90 100.00%
Total
2,361
982,309,830.06
100.00%
1,575
576,738,512.16
100.00%
786
405,571,317.90
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 356
Group 2 Weighted Average Remaining Amortization Months: 357
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
337 - 360
2,361 982,309,830.06 100.00% 1,575 576,738,512.16 100.00% 786 405,571,317.90 100.00%
Total
2,361
982,309,830.06
100.00%
1,575
576,738,512.16
100.00%
786
405,571,317.90
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 356
Group 2 Weighted Average Remaining Months: 357
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
337 - 360
2,361 982,309,830.06 100.00% 1,575 576,738,512.16 100.00% 786 405,571,317.90 100.00%
Total
2,361
982,309,830.06
100.00%
1,575
576,738,512.16
100.00%
786
405,571,317.90
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 360
Group 2 Weighted Average Original Amortization Months: 360
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
337 - 360
2,361 982,309,830.06 100.00% 1,575 576,738,512.16 100.00% 786 405,571,317.90 100.00%
Total
2,361
982,309,830.06
100.00%
1,575
576,738,512.16
100.00%
786
405,571,317.90
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 360
Group 2 Weighted Average Original Remaining Months: 360

Distribution Date: Nov 27, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
J.P. MORGAN ALTERNATIVE LOAN TRUST 2006-A5
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
ALABAMA
9 1,956,896.00 0.20% 6 1,322,543.14 0.23% 3 634,352.86 0.16%
ALASKA
2 533,000.00 0.05% 2 533,000.00 0.09% 0 0.00 0.00%
ARIZONA
111 43,253,470.40 4.40% 78 28,196,808.06 4.89% 33 15,056,662.34 3.71%
ARKANSAS
6 1,003,255.95 0.10% 0 0.00 0.00% 6 1,003,255.95 0.25%
CALIFORNIA
664 351,763,851.55 35.81% 411 199,789,001.84 34.64% 253 151,974,849.71 37.47%
COLORADO
52 16,342,461.02 1.66% 37 11,903,976.22 2.06% 15 4,438,484.80 1.09%
CONNECTICUT
28 14,911,089.23 1.52% 16 9,476,826.70 1.64% 12 5,434,262.53 1.34%
DELAWARE
3 588,181.15 0.06% 2 408,896.35 0.07% 1 179,284.80 0.04%
DISTRICT OF COLUMBIA
9 3,403,395.51 0.35% 7 2,445,339.18 0.42% 2 958,056.33 0.24%
FLORIDA
286 114,436,048.77 11.65% 180 55,941,645.57 9.70% 106 58,494,403.20 14.42%
GEORGIA
73 20,051,878.41 2.04% 49 12,341,495.54 2.14% 24 7,710,382.87 1.90%
HAWAII
19 9,934,985.96 1.01% 14 6,441,675.47 1.12% 5 3,493,310.49 0.86%
IDAHO
14 6,017,677.48 0.61% 10 4,549,657.48 0.79% 4 1,468,020.00 0.36%
ILLINOIS
85 28,326,193.25 2.88% 66 22,205,374.52 3.85% 19 6,120,818.73 1.51%
INDIANA
13 2,008,783.78 0.20% 13 2,008,783.78 0.35% 0 0.00 0.00%
IOWA
2 195,570.32 0.02% 2 195,570.32 0.03% 0 0.00 0.00%
KANSAS
1 106,473.40 0.01% 1 106,473.40 0.02% 0 0.00 0.00%
KENTUCKY
3 397,733.07 0.04% 2 319,458.07 0.06% 1 78,275.00 0.02%
LOUISIANA
8 1,692,595.03 0.17% 5 1,241,613.52 0.22% 3 450,981.51 0.11%
MAINE
1 245,000.00 0.02% 1 245,000.00 0.04% 0 0.00 0.00%
MARYLAND
99 38,310,457.50 3.90% 70 23,319,216.29 4.04% 29 14,991,241.21 3.70%
MASSACHUSETTS
42 22,536,791.69 2.29% 31 14,399,848.21 2.50% 11 8,136,943.48 2.01%
MICHIGAN
42 8,161,865.79 0.83% 23 4,594,117.65 0.80% 19 3,567,748.14 0.88%
MINNESOTA
21 5,662,657.49 0.58% 15 3,230,957.49 0.56% 6 2,431,700.00 0.60%
MISSOURI
16 4,099,778.78 0.42% 11 2,929,546.59 0.51% 5 1,170,232.19 0.29%
MONTANA
3 751,454.21 0.08% 3 751,454.21 0.13% 0 0.00 0.00%
NEBRASKA
1 900,000.00 0.09% 0 0.00 0.00% 1 900,000.00 0.22%
NEVADA
75 26,871,405.30 2.74% 41 11,669,955.75 2.02% 34 15,201,449.55 3.75%
NEW HAMPSHIRE
6 1,959,380.85 0.20% 3 644,708.02 0.11% 3 1,314,672.83 0.32%
NEW JERSEY
85 45,210,331.18 4.60% 61 29,766,770.30 5.16% 24 15,443,560.88 3.81%
NEW MEXICO
9 4,263,210.97 0.43% 5 1,845,499.29 0.32% 4 2,417,711.68 0.60%
NEW YORK
98 55,593,079.17 5.66% 63 32,748,489.31 5.68% 35 22,844,589.86 5.63%
NORTH CAROLINA
48 17,359,774.88 1.77% 30 8,444,148.19 1.46% 18 8,915,626.69 2.20%
OHIO
27 5,066,822.39 0.52% 20 3,294,881.46 0.57% 7 1,771,940.93 0.44%
OKLAHOMA
5 1,219,758.35 0.12% 2 172,200.00 0.03% 3 1,047,558.35 0.26%
OREGON
41 14,285,316.88 1.45% 33 10,662,221.59 1.85% 8 3,623,095.29 0.89%
PENNSYLVANIA
27 7,766,536.18 0.79% 19 4,545,788.25 0.79% 8 3,220,747.93 0.79%
RHODE ISLAND
7 2,785,342.23 0.28% 6 2,613,342.23 0.45% 1 172,000.00 0.04%
SOUTH CAROLINA
28 6,298,085.06 0.64% 18 4,090,490.40 0.71% 10 2,207,594.66 0.54%
TENNESSEE
12 2,036,171.70 0.21% 9 1,419,408.04 0.25% 3 616,763.66 0.15%
TEXAS
74 19,718,615.53 2.01% 61 11,986,470.99 2.08% 13 7,732,144.54 1.91%
UTAH
31 12,781,909.20 1.30% 22 5,925,935.75 1.03% 9 6,855,973.45 1.69%
VERMONT
1 207,000.00 0.02% 1 207,000.00 0.04% 0 0.00 0.00%
VIRGINIA
83 32,861,871.01 3.35% 62 20,976,625.95 3.64% 21 11,885,245.06 2.93%
WASHINGTON
81 25,013,749.21 2.55% 57 14,728,060.19 2.55% 24 10,285,689.02 2.54%
WEST VIRGINIA
3 754,016.10 0.08% 3 754,016.10 0.13% 0 0.00 0.00%
WISCONSIN
6 2,410,408.13 0.25% 4 1,344,220.75 0.23% 2 1,066,187.38 0.26%
WYOMING
1 255,500.00 0.03% 0 0.00 0.00% 1 255,500.00 0.06%
Total
2,361
982,309,830.06
100.00%
1,575
576,738,512.16
100.00%
786
405,571,317.90
100.00%
Geographic Distribution by State
State

Distribution Date: Nov 27, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
J.P. MORGAN ALTERNATIVE LOAN TRUST 2006-A5
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
0
5
10
15
20
25
30
35
CALIFORNIA
FLORIDA
NEW YORK
NEW JERSEY
ARIZONA
MARYLAND
ILLINOIS
VIRGINIA
WASHINGTON
MASSACHUSETTS
GEORGIA
TEXAS
COLORADO
NEVADA
OREGON
CONNECTICUT
NORTH CAROLINA
HAWAII
UTAH
MICHIGAN
IDAHO
PENNSYLVANIA
SOUTH CAROLINA
OHIO
MINNESOTA
MISSOURI
RHODE ISLAND
DISTRICT OF
COLUMBIA
INDIANA
NEW MEXICO
TENNESSEE
WISCONSIN
ALABAMA
LOUISIANA
WEST VIRGINIA
MONTANA
NEW HAMPSHIRE
ALASKA
DELAWARE
KENTUCKY
MAINE
VERMONT
IOWA
OKLAHOMA
KANSAS
%
Collateral Balance Distribution by State
GROUP 1
0
5
10
15
20
25
30
35
40
CALIFORNIA
FLORIDA
NEW YORK
NEW JERSEY
NEVADA
ARIZONA
MARYLAND
VIRGINIA
WASHINGTON
NORTH CAROLINA
MASSACHUSETTS
TEXAS
GEORGIA
UTAH
ILLINOIS
CONNECTICUT
COLORADO
OREGON
MICHIGAN
HAWAII
PENNSYLVANIA
MINNESOTA
NEW MEXICO
SOUTH CAROLINA
OHIO
IDAHO
NEW HAMPSHIRE
MISSOURI
WISCONSIN
OKLAHOMA
ARKANSAS
DISTRICT OF
COLUMBIA
NEBRASKA
ALABAMA
TENNESSEE
LOUISIANA
WYOMING
DELAWARE
RHODE ISLAND
KENTUCKY
%
Collateral Balance Distribution by State
GROUP 2

Distribution Date: Nov 27, 2006
DELINQUENCY SUMMARY REPORT
Contact:
J.P. MORGAN ALTERNATIVE LOAN TRUST 2006-A5
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
2,293
956,803,196.52
97.40%
956,875,479.92
65
24,583,935.72
2.50%
24,589,545.04
1
143,546.59
0.01%
143,887.67
2
779,151.23
0.08%
779,151.23
0
0.00
0.00%
0.00
2,361
982,309,830.06
982,388,063.86
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
2,293
956,803,196.52
97.40%
956,875,479.92
65
24,583,935.72
2.50%
24,589,545.04
1
143,546.59
0.01%
143,887.67
2
779,151.23
0.08%
779,151.23
0
0.00
0.00%
0.00
2,361
982,309,830.06
100.00%
982,388,063.86
All Groups
Current
30 - 59
days
60 - 89
days
90 - 120
days
Current 97.4%
30 - 59 days 2.5%
60 - 89 days 0.0%
90 - 120 days 0.1%
120 + days 0.0%
Total: 100.0%
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
1,524
561,924,858.57
97.43%
561,972,466.70
49
14,022,607.00
2.43%
14,025,383.03
1
143,546.59
0.02%
143,887.67
1
647,500.00
0.11%
647,500.00
0
0.00
0.00%
0.00
1,575
576,738,512.16
576,789,237.40
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
1,524
561,924,858.57
97.43%
561,972,466.70
49
14,022,607.00
2.43%
14,025,383.03
1
143,546.59
0.02%
143,887.67
1
647,500.00
0.11%
647,500.00
0
0.00
0.00%
0.00
1,575
576,738,512.16
100.00%
576,789,237.40
Group 1
Current
30 - 59 days
60 - 89 days
90 - 120 days
Current 97.4%
30 - 59 days 2.4%
60 - 89 days 0.0%
90 - 120 days 0.1%
120 + days 0.0%
Total: 100.0%

Distribution Date: Nov 27, 2006
DELINQUENCY SUMMARY REPORT
Contact:
J.P. MORGAN ALTERNATIVE LOAN TRUST 2006-A5
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
769
394,878,337.95
97.36%
394,903,013.22
16
10,561,328.72
2.60%
10,564,162.01
0
0.00
0.00%
0.00
1
131,651.23
0.03%
131,651.23
0
0.00
0.00%
0.00
786
405,571,317.90
405,598,826.46
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
769
394,878,337.95
97.36%
394,903,013.22
16
10,561,328.72
2.60%
10,564,162.01
0
0.00
0.00%
0.00
1
131,651.23
0.03%
131,651.23
0
0.00
0.00%
0.00
786
405,571,317.90
100.00%
405,598,826.46
Group 2
Current
30 - 59 days
90 - 120 days
Current 97.4%
30 - 59 days 2.6%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%

Distribution Date: Nov 27, 2006
DELINQUENCY SUMMARY REPORT
Contact:
J.P. MORGAN ALTERNATIVE LOAN TRUST 2006-A5
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
65 24,583,935.72 96.38% 1 143,546.59 0.56% 2 779,151.23 3.05% 0 0.00 0.00%
68
25,506,633.54
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
65
24,583,935.72
96.38%
1
143,546.59
0.56%
2
779,151.23
3.05%
0
0.00
0.00%
68
25,506,633.54
100.00%
All Groups
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
49 14,022,607.00 94.66% 1 143,546.59 0.97% 1 647,500.00 4.37% 0 0.00 0.00%
51
14,813,653.59
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
49
14,022,607.00
94.66%
1
143,546.59
0.97%
1
647,500.00
4.37%
0
0.00
0.00%
51
14,813,653.59
100.00%
Group 1
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
16 10,561,328.72 98.77% 0 0.00 0.00% 1 131,651.23 1.23% 0 0.00 0.00%
17
10,692,979.95
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
16
10,561,328.72
98.77%
0
0.00
0.00%
1
131,651.23
1.23%
0
0.00
0.00%
17
10,692,979.95
100.00%
Group 2
54.98
0.56
2.54
0.00
41.41
0.00
0.52
0.00
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
0
10
20
30
40
50
60
Group 1
Group 2
0
10
20
30
40
50
60
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
58.08
0.00
0.00
0.00
41.92
0.00
0.00
0.00
REO
Foreclosure
Bankruptcy
Delinquent
0
10
20
30
40
50
60
Group 1
Group 2
0
10
20
30
40
50
60
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)

Distribution Date: Nov 27, 2006
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
J.P. MORGAN ALTERNATIVE LOAN TRUST 2006-A5
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
October 2006
November 2006
Count
Balance ($)
Count
Balance ($)
30 - 59 days
26 7,288,647.60 65 24,583,935.72
60 - 89 days
1 131,651.23 1 143,546.59
90 - 120 days
0 0.00 2 779,151.23
All Groups
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
10.00M
20.00M
30.00M
40.00M
10
/1
/2
00
6
11
/1
/2
00
6
Balance ($)
30 - 59 days
0.00M
10.00M
20.00M
30.00M
40.00M
10
/1
/2
00
6
11
/1
/2
00
6
Balance ($)
60 - 89 days
0.00M
10.00M
20.00M
30.00M
40.00M
11
/1
/2
00
6
Balance ($)
90 - 120 days

Distribution Date: Nov 27, 2006
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
J.P. MORGAN ALTERNATIVE LOAN TRUST 2006-A5
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
October 2006
November 2006
Count
Balance ($)
Count
Balance ($)
30 - 59 days
18 5,328,947.29 49 14,022,607.00
60 - 89 days
0 0.00 1 143,546.59
90 - 120 days
0 0.00 1 647,500.00
Group 1
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0M
10M
20M
30M
40M
10
/1
/2
00
6
11
/1
/2
00
6
Balance ($)
30 - 59 days
0M
10M
20M
30M
40M
11
/1
/2
00
6
Balance ($)
60 - 89 days
0M
10M
20M
30M
40M
11
/1
/2
00
6
Balance ($)
90 - 120 days

Distribution Date: Nov 27, 2006
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
J.P. MORGAN ALTERNATIVE LOAN TRUST 2006-A5
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
October 2006
November 2006
Count
Balance ($)
Count
Balance ($)
30 - 59 days
8 1,959,700.31 16 10,561,328.72
60 - 89 days
1 131,651.23 0 0.00
90 - 120 days
0 0.00 1 131,651.23
Group 2
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0M
10M
20M
30M
40M
10
/1
/2
00
6
11
/1
/2
00
6
Balance ($)
30 - 59 days
0M
10M
20M
30M
40M
10
/1
/2
00
6
Balance ($)
60 - 89 days
0M
10M
20M
30M
40M
11
/1
/2
00
6
Balance ($)
90 - 120 days

Distribution Date: Nov 27, 2006
CPR/CDR HISTORY REPORT - SIX MONTHS
Contact:
J.P. MORGAN ALTERNATIVE LOAN TRUST 2006-A5
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
Group 1
Group 2
Total
Current
25.34%
14,214,195.88
19.92%
7,579,378.78
23.15%
21,793,574.66
Life CPR
17.70% 14.86% 16.54%
Voluntary Constant Prepayment Rates (CPR)
Group 1
Group 2
Total
Current
0.00%
0.00
0.00%
0.00
0.00%
0.00
Life CDR
0.00% 0.00% 0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
10/1/2006 11/1/2006
Group 1
Group 2
Total
Percentage
Current CPR
0M
10M
20M
30M
40M
10/1/2006 11/1/2006
Group 1
Group 2
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
10/1/2006 11/1/2006
Group 1
Group 2
Total
Percentage
Current CDR
0M
10M
20M
30M
40M
10/1/2006 11/1/2006
Group 1
Group 2
Total
Amount ($)

Distribution Date: Nov 27, 2006
BANKRUPTCY LOAN DETAIL REPORT
Contact:
J.P. MORGAN ALTERNATIVE LOAN TRUST 2006-A5
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:

Distribution Date: Nov 27, 2006
FORECLOSURE LOAN DETAIL REPORT
Contact:
J.P. MORGAN ALTERNATIVE LOAN TRUST 2006-A5
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:

Distribution Date: Nov 27, 2006
REO LOAN DETAIL REPORT
Contact:
J.P. MORGAN ALTERNATIVE LOAN TRUST 2006-A5
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Book Value
Total:

Distribution Date: Nov 27, 2006
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
J.P. MORGAN ALTERNATIVE LOAN TRUST 2006-A5
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
GROUP 1
36 13,772,656.60 13,474,287.16 0.00 591,012,196.36
GROUP 2
9 7,153,276.00 7,152,403.46 0.00 413,185,548.38
TOTAL:
45
20,925,932.60
20,626,690.62
0.00
2.28%
97.72%
1
1.73%
98.27%
2
Prepayment Liquidation Beginning Balance
GROUP 1
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
1435123958 129,900.00 129,900.00 129,900.00 0.00 0.00 0.00 Voluntary PIF
10/02/2006
0.00 6.750%
0.00
1927180434 185,550.00 185,550.00 185,550.00 0.00 0.00 0.00 Voluntary PIF
10/18/2006
0.00 5.500%
0.00
202991071 329,800.00 329,800.00 329,800.00 0.00 0.00 0.00 Voluntary PIF
10/18/2006
0.00 7.250%
0.00
35597384 224,000.00 223,328.74 223,158.29 0.00 0.00 0.00 Voluntary PIF
11/01/2006
170.45 7.500%
0.00
700215999 192,800.00 192,800.00 192,800.00 0.00 0.00 0.00 Voluntary PIF
10/18/2006
0.00 6.875%
0.00
90039637 319,200.00 319,200.00 319,200.00 0.00 0.00 0.00 Voluntary PIF
10/10/2006
0.00 8.250%
0.00
90143959 102,000.00 102,000.00 102,000.00 0.00 0.00 0.00 Voluntary PIF
10/16/2006
0.00 7.375%
0.00
1063098760 310,000.00 310,000.00 310,000.00 0.00 0.00 0.00 Voluntary PIF
10/27/2006
0.00 7.125%
0.00
1200110548 314,100.00 277,100.00 277,100.00 0.00 0.00 0.00 Voluntary PIF
10/30/2006
0.00 7.875%
0.00
1266083901 709,000.00 709,000.00 709,000.00 0.00 0.00 0.00 Voluntary PIF
10/11/2006
0.00 7.750%
0.00
1539836387 975,000.00 972,646.99 971,853.32 0.00 0.00 0.00 Voluntary PIF
10/13/2006
793.67 7.125%
0.00
1742356601 477,000.00 475,605.81 475,251.71 0.00 0.00 0.00 Voluntary PIF
10/31/2006
354.10 7.625%
0.00
1845677975 103,600.00 103,304.69 103,229.67 0.00 0.00 0.00 Voluntary PIF
10/18/2006
75.02 7.750%
0.00
1846435337 1,100,000.00 1,100,000.00 1,100,000.00 0.00 0.00 0.00 Voluntary PIF
10/27/2006
0.00 7.250%
0.00
30112387 435,261.00 435,261.00 435,261.00 0.00 0.00 0.00 Voluntary PIF
10/01/2006
0.00 6.750%
0.00
35221472 620,000.00 620,000.00 620,000.00 0.00 0.00 0.00 Voluntary PIF
11/01/2006
0.00 6.500%
0.00
35507011 290,000.00 290,000.00 290,000.00 0.00 0.00 0.00 Voluntary PIF
10/01/2006
0.00 6.500%
0.00
35647288 271,920.00 271,920.00 271,920.00 0.00 0.00 0.00 Voluntary PIF
11/01/2006
0.00 7.250%
0.00
90141045 251,200.00 979.33 979.33 0.00 0.00 0.00 Voluntary PIF
10/11/2006
0.00 8.500%
0.00
1236171410 555,750.00 555,750.00 555,750.00 0.00 0.00 0.00 Voluntary PIF
10/16/2006
0.00 7.750%
0.00
1419148029 499,900.00 499,900.00 499,900.00 0.00 0.00 0.00 Voluntary PIF
10/16/2006
0.00 8.125%
0.00
1813286344 500,000.00 500,000.00 500,000.00 0.00 0.00 0.00 Voluntary PIF
10/13/2006
0.00 8.250%
0.00
1927172094 75,000.00 75,000.00 75,000.00 0.00 0.00 0.00 Voluntary PIF
10/23/2006
0.00 5.875%
0.00

Distribution Date: Nov 27, 2006
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
J.P. MORGAN ALTERNATIVE LOAN TRUST 2006-A5
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
GROUP 1
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
1927179843 572,000.00 572,000.00 572,000.00 0.00 0.00 0.00 Voluntary PIF
10/03/2006
0.00 6.500%
0.00
1927182509 167,920.00 167,920.00 167,920.00 0.00 0.00 0.00 Voluntary PIF
10/12/2006
0.00 6.375%
0.00
34958868 325,865.60 325,055.59 324,782.45 0.00 0.00 0.00 Voluntary PIF
10/01/2006
273.14 6.975%
0.00
35547983 462,000.00 461,015.42 460,682.98 0.00 0.00 0.00 Voluntary PIF
10/01/2006
332.44 7.750%
0.00
90026592 216,000.00 216,000.00 216,000.00 0.00 0.00 0.00 Voluntary PIF
10/16/2006
0.00 8.750%
0.00
1600201924 406,000.00 406,000.00 406,000.00 0.00 0.00 0.00 Voluntary PIF
10/24/2006
0.00 7.500%
0.00
1742374319 556,000.00 556,000.00 556,000.00 0.00 0.00 0.00 Voluntary PIF
10/18/2006
0.00 7.625%
0.00
1845676735 499,850.00 498,314.54 497,924.76 0.00 0.00 0.00 Voluntary PIF
10/20/2006
389.78 7.375%
0.00
1927184640 472,500.00 472,277.14 472,277.14 0.00 0.00 0.00 Voluntary PIF
10/11/2006
0.00 6.500%
0.00
202966347 417,000.00 417,000.00 417,000.00 0.00 0.00 0.00 Voluntary PIF
10/06/2006
0.00 7.500%
0.00
32659203 355,500.00 355,500.00 355,500.00 0.00 0.00 0.00 Voluntary PIF
11/01/2006
0.00 7.125%
0.00
35588284 156,720.00 156,351.00 156,226.51 0.00 0.00 0.00 Voluntary PIF
10/01/2006
124.49 7.250%
0.00
38764908 194,320.00 194,320.00 194,320.00 0.00 0.00 0.00 Voluntary PIF
11/01/2006
0.00 7.625%
0.00
Total:
36
13,772,656.60
13,476,800.25
2,513.09
13,474,287.16
0.00
0.00
0.00
0.00
GROUP 2
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
1234113161 1,485,000.00 1,485,000.00 1,485,000.00 0.00 0.00 0.00 Voluntary PIF
10/02/2006
0.00 7.375%
0.00
141135404 1,500,000.00 1,500,000.00 1,500,000.00 0.00 0.00 0.00 Voluntary PIF
10/01/2006
0.00 7.000%
0.00
141858117 475,726.00 475,726.00 475,726.00 0.00 0.00 0.00 Voluntary PIF
10/01/2006
0.00 7.000%
0.00
142352007 464,000.00 464,000.00 464,000.00 0.00 0.00 0.00 Voluntary PIF
10/01/2006
0.00 7.125%
0.00
1596807100 262,650.00 262,649.99 262,649.99 0.00 0.00 0.00 Voluntary PIF
10/04/2006
0.00 7.750%
0.00
1846457985 1,500,000.00 1,500,000.00 1,500,000.00 0.00 0.00 0.00 Voluntary PIF
10/16/2006
0.00 7.125%
0.00
1574475538 499,900.00 499,899.99 499,899.99 0.00 0.00 0.00 Voluntary PIF
10/26/2006
0.00 7.375%
0.00
1704076189 586,000.00 585,565.10 585,127.48 0.00 0.00 0.00 Voluntary PIF
10/13/2006
437.62 7.500%
0.00
1927182305 380,000.00 380,000.00 380,000.00 0.00 0.00 0.00 Voluntary PIF
10/02/2006
0.00 6.500%
0.00
Total:
9
7,153,276.00
7,152,841.08
437.62
7,152,403.46
0.00
0.00
0.00
0.00

Distribution Date: Nov 27, 2006
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
Contact:
J.P. MORGAN ALTERNATIVE LOAN TRUST 2006-A5
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #

Distribution Date: Nov 27, 2006
MATERIAL BREACHES LOAN DETAIL REPORT
Contact:
J.P. MORGAN ALTERNATIVE LOAN TRUST 2006-A5
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #